Chad E. Fickett Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

April 28, 2016

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account

    Variable Executive Life File Nos. 333-36865; 811-03989

    Variable Joint Life File Nos. 333-59103; 811-03989

    EDGAR CIK 0000742277, and

Northwestern Mutual Variable Life Account II

    Custom Variable Universal Life File Nos. 333-136124; 811-21933

    Executive Variable Universal Life File Nos. 333-136305; 811-21933

    Survivorship Variable Universal Life File Nos. 333-136308; 811-21933

    EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), and Northwestern Mutual Variable Life Account and Northwestern Mutual Variable Life Account II (the “Accounts”), we are submitting herewith the following Securities Act of 1933 Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	PEA No.	Amendment No.
Northwestern Mutual Variable Life Account
Variable Executive Life	28	70
Variable Joint Life	28	71

Northwestern Mutual Variable Life Account II
Custom Variable Universal Life	14	46
Executive Variable Universal Life	15	47
Survivorship Variable Universal Life	14	48

Securities and Exchange Commission

April 28, 2016

The PEAs and Amendments are being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from Mr. Keith Gregory of the SEC Staff on March 31, 2016 (as well as subsequent discussions with Mr. Gregory on April 13, 2016 and Mr. Gregory and Ms. Samuels on April 14, 2016) on the Accounts’ registration statements, updating certain financial information and making routine and other clarifying changes. Our intention is that the PEAs and Amendments noted above will become effective on May 1, 2016, in accordance with the provisions of paragraph (b) of Rule 485. As required by paragraph (b)(4) of Rule 485, the undersigned represents that the PEAs noted above do not contain disclosures which would render them ineligible to become effective pursuant to paragraph (b) of the Rule.

The following is a summary of the SEC Staff’s comments and our proposed responses. We have indicated the specific prospectus applicable to each comment and page references refer to the marked version of the applicable prospectus provided to Mr. Gregory.

GENERAL

Please note that we generally gave the registration statements a limited review of the marked text in such registration statements; we note representations in the transmittal letter that the changes were limited to changes disclosed in the transmittal letter and highlighted in the marked documents provided.

1.	COMMENT: Please confirm supplementally that all material state variations are disclosed in the prospectus and not the SAI, and please revise the prospectus as applicable, including where a rider may not be available in a particular state.

RESPONSE:    The Company confirms that all material state variations are disclosed in the applicable prospectus and, if necessary, has deleted disclosure indicating that certain optional benefits may not be available in all states.

2.	COMMENT: Please confirm supplementally that all funds listed on the prospectus cover page are reflected as appropriate in later sections of the prospectuses disclosing information regarding the funds.

RESPONSE:    The Company confirms that it has included all such information as applicable.

3.	COMMENT: Please note that we based on our comments primarily on the Survivorship Variable Universal Life prospectus as a representative example. Please confirm supplementally that changes made in response to comments will be made to all prospectuses filed by the registrant with the applicable separate account.

RESPONSE:    The Company confirms that changes made in response to comments have been made, where appropriate and applicable, to the registration statements of all policies named herein.

Securities and Exchange Commission

April 28, 2016

FEE & EXPENSE TABLES – Transaction Fees

4.	COMMENT: Please provide the Guaranteed Maximum Charge for the “Federal Deferred Acquisition Cost Charge.”

RESPONSE:    The Company has added the requested disclosure for this charge and has reviewed and updated as appropriate any other missing information in the table.

5.	COMMENT: Please add a cross-reference in footnote 2 to the section of the prospectus that discusses Target Premium in more detail.

RESPONSE:    In response we have added the following disclosure to footnote 2, “Please see ‘Target Premium’ in the Glossary of Terms.”

FEE & EXPENSE TABLES – Periodic Charges (Other than Portfolio Operating Expenses)

6.	COMMENT: For readability consider deleting the references to the monthly charges in the columns under the heading “Amounts Deducted” and providing a footnote which explains how monthly rates can be calculated (i.e., by dividing by 12).

RESPONSE:    In response, after much consideration the Company has decided that the current disclosure provides the best presentation of charges assumed by policy owners given the timing and the nature of how such charges are deducted, as well as how such fees are described in the corresponding policies. In addition, making such changes across prospectuses would include blocks of businesses no longer issuing new policies and, particularly for long-term policy owners, such a change may be unnecessarily confusing when compared to prior disclosure. Please note that disclosing fees in this manner aligns such disclosure with the narrative fee disclosure provided in part in response to Item 5 (Charges) of Form N-6, which instructs to “specific the frequency of the deduction (e.g., daily, monthly, annually).”

In addition, for clarity the Company has generally revised the disclosure where applicable to further clarify the frequency of applicable charges. For example, the Company has revised the “Administrative Charge-Maximum Charge” line item in the Custom Variable Universal Life prospectus as follows:

Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[6]		$26 (monthly) for Policy Years 1-10; $7 (monthly) for Policy Years 11 and above	$41 (monthly) for Policy Years 1-10; $16 (monthly) for Policy Years 11 and above

Securities and Exchange Commission

April 28, 2016

7.	COMMENT: Please make note of Instruction 1(a) of Form N-6 and revise table disclosures accordingly.

RESPONSE:    In response, the Company has revised the applicable disclosure and rounded all “dollar figures” to the nearest dollar unless in the view of the Company doing so would materially misstate, or have the potential to materially misstate, fees paid by policy owners (e.g., generally those cases where rounding would produce amounts equal to $0.00 for fees smaller than $0.50). Per the Staff’s request, for amounts lower than $0.01 the Company has rounded all figures to the first non-zero numeric digit.

8.	COMMENT: Please explain why the representative insured for the “Mortality and Expense Risk Charge” is inconsistent with the insureds for the other Periodic Charges.

RESPONSE: The Company responds by noting that unlike some other charges, this charge does not vary by the insured’s risk classification and/or tobacco status.

9.	COMMENT: Please confirm supplementally that the “Policy Debt Expense Charge” is the only line item with different values pre- and post-January 1, 2016 or another date and, if not, please revise fee tables to reflect such information.

RESPONSE:    The Company confirms that other than updates to reflect changes to the representative insured, no other line items in the fee table other than the “Policy Debt Expense Charge” have increased.

10.	COMMENT: Please revise the “Policy Debt Expense Charge” disclosure to show fees applicable to the current year first and the fees applicable to the prior year second.

RESPONSE:    The Company has made the requested revisions.

11.	COMMENT: With respect to the “Underwriting and Issue Charge,” as appropriate please clarify that the charge is only accrued during the first 10 policy years.

RESPONSE: The Company confirms that these changes only accrue during the first 10 policy years. Please note that narrative disclosure in the “Charges and Deductions” section of the prospectus indicates that this “charge applies during the first ten Policy Years…” For clarity, the Company has revised applicable disclosure to read, “[this] charge applies only during the first ten Policy Years…”

12.	COMMENT: We note that the minimum and maximum charges for different periodic charges assume different characteristics. Please supplementally explain why the maximum figures in the tables do not assume the same characteristics and revise disclosure if appropriate.

RESPONSE:    Please note that the Company does not read Form N-6 in such a manner as to require that all periodic fees disclose charges for the same characteristic policy owner, but rather each such charge do so as appropriate. As noted in Response to Comment 8 above, not all charges vary by the same policy/insured characteristics. In addition, some charges do not apply to all policies (e.g., optional benefit charges). Finally, depending on the duration of the policy, some charges may reach their guaranteed maximum charge at a point where other charges no longer apply.

Securities and Exchange Commission

April 28, 2016

13.	COMMENT: Please revise applicable disclosure in footnote 1 to the table as appropriate to indicate that fees reflect an annualized rate.

RESPONSE: Please see Response to Comment #6 above.

ANNUAL PORTFOLIO OPERATING EXPENSES

14.	COMMENT: Please confirm supplementally that the acquired fund fees and expenses are reflect in the minimum and maximum figures presented.

RESPONSE:    The Company confirms that any acquired fund fees and expenses are reflected when considering the maximum and minimum range of total portfolio expenses.

15.	COMMENT: Please delete the reference to voluntary waived amounts in footnote 1 to the maximum and minimum range of portfolio expenses table as only disclosures regarding contractual waivers are allowed.

RESPONSE:    The Company notes that instruction 4(e) to Item 3 of Form N-6 indicates that registrants may disclose expenses that reflect waivers, requiring they disclose minimum-maximum portfolio operating expenses “whether [the waiver] can be terminated at any time by the option of a portfolio,” specifically contemplating non-contractual type arrangements. Note that in line with Form N-6 requirements information regarding voluntary waivers can be set forth in a footnote to the fee table and has not been reflected in a separate line item to the fee table itself. Further, the Company believes such information assists investors in evaluating their investment options and is neither incomplete, inaccurate, nor misleading and does not obscure or impede the understanding of required information in line with General Instruction C.3.(b) of Form N-6. In fact, identifying a range of minimum-maximum total portfolio operating expenses that take into account both contractual and voluntary waivers provides a more accurate representation of the actual range of portfolio expenses that a variable contract owner would have been subject to during the prior fiscal year. We note that providing such a minimum-maximum range that takes into account voluntary waivers in a footnote to the fee table has become a common industry practice.

However, while the Company does not interpret this requirement in the same manner as the Staff and believes current disclosure is appropriate, per the suggestion of the Staff it has moved the disclosure in footnote 1 to the “Charges and Deductions” section and added the following as a separate paragraph, “For more information about voluntary fee waivers that may be in place, see the ‘Charges and Deductions’ section.”

16.	COMMENT: For clarity, in The Funds – Northwestern Mutual Series Fund, Inc. section please consider moving footnotes (1) and (2) from the “Investment Objective” column to the “Portfolios” column.

RESPONSE:    The Company has made the suggested revisions.

Securities and Exchange Commission

April 28, 2016

INFORMATION ABOUT THE POLICY – Right to Return Policy

17.	COMMENT: Please revise applicable disclosure to indicate that a policy owner will receive the greater of premium payments paid or policy value.

RESPONSE: The Company responds by noting that it does not interpret Section 27(i)(2)(A) as requiring the requested disclosure changes. For the Staff’s information, the Company cannot currently envision a circumstance where the cash surrender value required to be provided pursuant to Section 27(i)(2)(A) would exceed the refund of a full premium payment amount due upon exercise of a policy owner’s free look right. The Company responds by noting that the disclosure tracks very closely and is almost verbatim to the language of the policy. The Company also notes that “Policy Value” is equal to Invested Assets before accounting for any outstanding debt and thus believes current disclosure is most accurate.

However, for clarity the Company has revised applicable disclosure to read:

Unless state law requires otherwise, the amount of your refund will equal the sum of (a) the Invested Assets (the sum of all amounts in the Divisions) under your Policy on the date we receive your returned Policy or a written cancellation request at our Home Office plus (b) any previously deducted Premium Expense Charge, Monthly Policy Charge and Service Charges. In the event applicable state law requires us to return the full amount of your premium payment, we will do so.

DEATH BENEFIT – Life Insurance Benefit

18.	COMMENT: In the first paragraph, please add disclosure indicating that payments from your general account are backed “by your financial strength.”

RESPONSE:    The Company responds by noting that the requested disclosure can generally be found in the Northwestern Mutual section, relevant parts of which read (emphasis added for illustration):

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy…The assets in the General Account are subject to the claims of the Company’s general creditors.

For clarity, the Company has added a cross reference to this disclosure in the Death Benefits section as follows:

Payments under these plans are from our General Account, and are subject to the claims of our creditors. Please see the “Northwestern Mutual” section for more information regarding our General Account and guarantees under your Policy.

Securities and Exchange Commission

April 28, 2016

TERMINATION AND REINSTATEMENT

19.	COMMENT: Please consider stating that no interest will be provided on amounts on lapsed policies prior to reinstatement.

RESPONSE:    In response, the Company has added the following disclosure to the section, “Please note that Net Premium paid upon reinstatement will not include any interest from the date of the lapse.”

OTHER POLICY TRANSACTIONS – Allocation Models

20.	COMMENT: Please revise disclosure to indicate that “allocation models may be offered in the future.” If models are being offered now, please generally revise to include greater detail about the models including, but not limited to, the following:

•	what happens when there is a change in the models or a change to a fund within the model (e.g., if a fund goes away) and how the Company notifies policy owners of such changes, including notifying owners of changes to the models offered; and
•	more detail describing the makeup of the models.

RESPONSE:    Please note that the allocation models currently offered by the Company are static models and the decision to invest in accordance with models is at the discretion of the policy owner. There are no conditions imposed upon the rights under the policy associated with investment in a model. Given this, the Company believes the current disclosure (including additional changes made in response to Comment #21 below) identifies the material incidental risks and benefits associated with participation in a model. The Company is currently in the process of evaluating whether and under what circumstances it will notify policy owners regarding changes to currently offered models, including assessing any administrative, operational or other implications of instituting such a process.

In consideration of the Staff’s request, however, the Company has generally revised disclosure to provide more detail regarding the models as follows (including more detail regarding the elimination of fund within a model):

Allocation Models We currently make available allocation models at no extra charge. You can select only one model at a time. Each of the four models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from moderately conservative to very aggressive. Please contact your financial representative for more information about available models. You may only select a model we currently make available. Any investment allocations outside of your original model must be made by you, and will not be made by the Company. We do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in your investment needs or for other reasons. If you wish to remove Portfolios from your model and/or change your allocations to a current model we make available, you may do so by notifying us in writing, contacting your financial representative or by calling the home office at “xxx-xxx-xxxx”. There will be no automatic rebalancing to these models unless you

Securities and Exchange Commission

April 28, 2016

chose the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market.

Available models may change from time to time. We reserve the right to modify, suspend, or terminate any asset allocation model at any time without affecting your current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under your Policy (see “Substitution of Portfolio Shares and Other Changes” below for more information regarding the substitution of a Portfolio). Your allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation or closure), in which case we will send you written notice in advance of such event. If you were invested in a model that is no longer offered and you initiated a change outside of your original model allocations you will not be able to select your original model (see “Transfers” above for more information about how to change your portfolio allocations).

Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with us, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.

21.	COMMENT: If appropriate please disclose that investment in a model that results in an increase in assets allocated to, and fees paid to, affiliated portfolios represents a “conflict of interest.”

RESPONSE:    See Response to Comment #20 above. With respect to conflicts in particular, the Company has revised applicable language to read, “Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with us, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.”

COVER PAGE, STATEMENT OF ADDITIONAL INFORMATION & ADDITIONAL GENERAL COMMENTS

22.	COMMENT: Please update dates within the prospectus as appropriate.

RESPONSE: The Company has made the appropriate revisions.

23.	COMMENT: Please provide any missing information required by Items 16, 17 and 21 of Form N-6 as appropriate, as well as any financial statement information.

RESPONSE:    The Company has provided all required information. Please note that as the audited financial information was not available in time for the filing made in February under paragraph (a) of Rule 485, such information was not included in that filing. In addition, please note in some cases, in order to avoid duplication, the Company has omitted certain information from the Statement of Additional Information in accordance with General Instruction C.2.(b).

Securities and Exchange Commission

April 28, 2016

24.	COMMENT: Please provide the customary “Tandy” representation.

RESPONSE:    In response to the Staff’s comment, the Company acknowledges the following:

•	The Company is responsible for the adequacy and accuracy of the disclosure in PEAs noted above to Form N-6 Registration Statements filed with the Commission on April 28, 2016;
•	Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and
•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

We believe that the PEAs and Amendments are complete and respond to all SEC Staff comments. If you have any questions regarding this letter or the enclosed, please contact me at (414) 665-1209. We greatly appreciate the Staff’s efforts in assisting the Accounts with this filing.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counseland Assistant Secretary

Enclosures